Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 15 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
Cash	$667,533	$2,361,938
Due from subsidiaries	23,041,857	20,616,717
Prepaid expenses and other current assets, net	4,615,625	530,589
Intangible assets	1,766,575	—
Investment in subsidiaries	32,970,714	18,659,647
Total assets	$63,062,304	$42,168,891
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$308,037	$308,037
Warrants liabilities	$494,048	$—
Total current liabilities	802,086	308,037
Equity:
Class A ordinary shares ($0.00003 par value, 30,000,000,000 shares authorized, 25,844,079 and 1,410,001 shares issued and outstanding as of September 30, 2025 and 2024, respectively)*	775	42
Class B Ordinary Shares ($0.00003 par value, 4,000,000,000 shares authorized, 3,723,975 and 848,203 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	112	26
Additional paid-in capital	63,897,923	27,796,887
Statutory reserves	3,061,428	1,926,547
Accumulated deficit (retained earnings)	(4,700,020)	12,137,352
Total equity	62,260,218	41,860,854
Total liabilities and shareholders’ equity	$63,062,304	$42,168,891
*	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).
*	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 11).

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
Revenue	$1,549,954	$200,000	$—
Cost of revenue	(638,922)	(58,096)	—
Gross profit	911,032	141,904	—

Operating expenses:
Selling & Distribution expense	(767,750)	—	—
General and administrative expenses	(5,894,435)	(2,968,246)	(611,474)
Research and development expenses	(2,692,716)	(3,825,000)	—
Total operating expenses	(9,354,901)	(6,793,246)	(611,474)

Loss from operations	(8,443,869)	(6,651,342)	(611,474)

Other (expenses) income:
Interest income	1,183	180,648	—
Issuance costs allocated to warrant liability	(30,319)	(823,846)	—
Change in fair value of warrant liability	(4,203,405)	6,827,034	—
Gain on extinguishment of warrant liability	5,002,010	—	—
Loss on issuance of warrant liability	(22,339,159)	—	—
Other income, net	—	20,589	—
Total other (expense) income, net	(21,569,690)	6,204,425	—

Equity income in subsidiaries	2,267,360	12,584,269	7,163,312
Net income	(19,302,330)	12,137,352	6,551,838
Foreign currency translation adjustment
Comprehensive (loss) income	$(19,302,330)	$12,137,352	$6,551,838

STATEMENTS OF CASH FLOWS

	For the years ended September 30,
	2025	2024	2023
Net cash used in operating activities	$(2,195,224)	$—	$—
Net cash used in investing activities	(2,000,000)	(12,021,874)	(10,621,341)
Net cash provided by financing activities	2,500,819	14,148,798	10,852,185
Effect of exchange rate changes on cash	—	—	—
Net (decrease) increase in cash	(1,694,405)	2,126,924	230,844
Cash at the beginning of the year	2,361,938	235,014	4,170
Cash at the end of the year	$667,533	2,361,938	$235,014